Investment Objectives and Goals - Templeton Global Smaller Companies Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON GLOBAL SMALLER COMPANIES FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.